Basis of Presentation and General information, General Information (Details) $ / shares in Units, t in Millions, $ in Millions		6 Months Ended
	Mar. 07, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) Vessel t $ / shares shares	Dec. 31, 2022 $ / shares shares
Basis of Presentation [Abstract]
Common shares, shares issued (in shares)		96,489,976	94,610,088
Common shares, shares outstanding (in shares)		96,489,976	94,610,088
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001
Number of vessels | Vessel		21
Combined carrying capacity | t		1.6
Capesize [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel		1
Kamsarmax [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel		7
Panamax Dry Bulk [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel		11
Containership [Member]
Basis of Presentation [Abstract]
Number of vessels | Vessel		2
$18.0 Million Term Loan Facility [Member]
Basis of Presentation [Abstract]
Face amount | $		$ 18.0
Series A Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, shares issued (in shares)		140,000
Preferred shares, stated amount (in dollars per share) | $ / shares		$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001
Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred shares, shares outstanding (in shares)		12,000	12,000
Preferred shares, shares issued (in shares)		12,000	12,000
Toro Corp [Member]
Basis of Presentation [Abstract]
Common shares, shares issued (in shares)	9,461,009
Common shares, shares outstanding (in shares)	9,461,009
Number of shares of Toro common stock issued for every 10 shares of Company stock (in shares)	1
Number of shares of Company stock held to receive one share of Toro common stock	10
Toro Corp [Member] | $18.0 Million Term Loan Facility [Member]
Basis of Presentation [Abstract]
Face amount | $	$ 18.0
Toro Corp [Member] | Series A Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, shares outstanding (in shares)	140,000
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 1,000
Preferred shares, dividend rate	1.00%
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001
Toro Corp [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Preferred shares, shares issued (in shares)	40,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001
Related Party [Member] | Toro Corp [Member] | Series A Preferred Stock [Member]
Basis of Presentation [Abstract]
Preferred shares, dividend rate		1.00%
Thalassa [Member] | Series B Preferred Shares [Member]
Basis of Presentation [Abstract]
Percentage of shares held		100.00%